Programming Content - Summary of tabular form of amortization of programming content (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Owned and produced films and television programs			$ 70.6	$ 84.3
Starz Business of Lions Gate Entertainment Corp
Licensed program rights	$ 147.7	$ 129.6	544.5	596.0	$ 536.8
Owned and produced films and television programs	1.3	38.5	82.0	49.0	56.2
Total	$ 149.0	$ 168.1	$ 626.5	$ 645.0	$ 593.0